Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Assets and liabilities held at fair value, disaggregated by valuation technique and by product type
The following table shows Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2021				2020
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	80,836	63,754	2,281	146,871	60,619	65,182	1,863	127,664
Financial assets at fair value through the income statement	4,953	177,194	6,079	188,226	4,439	162,930	4,392	171,761
Derivative financial assets	6,150	252,131	4,010	262,291	9,154	289,071	4,468	302,693
Financial assets at fair value through other comprehensive income	16,070	29,800	38	45,908	12,150	39,599	153	51,902
Investment property	—	—	7	7	—	—	10	10
Total assets	108,009	522,879	12,415	643,303	86,362	556,782	10,886	654,030

Trading portfolio liabilities	(26,701)	(26,563)	(27)	(53,291)	(23,331)	(22,780)	(28)	(46,139)
Financial liabilities designated at fair value	(174)	(250,553)	(404)	(251,131)	(159)	(249,126)	(341)	(249,626)
Derivative financial liabilities	(6,571)	(243,893)	(6,059)	(256,523)	(8,762)	(285,579)	(6,239)	(300,580)
Total liabilities	(33,446)	(521,009)	(6,490)	(560,945)	(32,252)	(557,485)	(6,608)	(596,345)

Analysis of movements in Level 3 assets
The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 Assets and liabilities held at fair value by product type
	2021		2020
	Assets	Liabilities	Assets	Liabilities
Barclays Bank Group	£m	£m	£m	£m
Interest rate derivatives	1,091	(1,351)	1,613	(1,615)
Foreign exchange derivatives	376	(374)	144	(143)
Credit derivatives	323	(709)	196	(351)
Equity derivatives	2,220	(3,625)	2,497	(4,112)
Corporate debt	1,205	(21)	698	(3)
Reverse repurchase and repurchase agreements	13	(172)	—	(174)
Non-asset backed loans	3,743	—	3,093	—
Asset backed securities	558	—	767	(24)
Equity cash products	393	—	542	—
Private equity investments	148	—	84	—
Other[a]	2,345	(238)	1,252	(186)
Total	12,415	(6,490)	10,886	(6,608)
Note
aOther includes commercial real estate loans, asset backed loans, funds and fund-linked products, issued debt, government sponsored debt, commodity derivatives and investment property.
The following table summarises the movements in the Level 3 balances during the year. Transfers have been reflected as if they had taken place at the beginning of the year.
Assets and liabilities included in disposal groups classified as held for sale and measured at fair value less cost to sell are not included as these are measured at fair value on a non-recurring basis.
Asset and liability transfers between Level 2 and Level 3 are primarily due to 1) an increase or decrease in observable market activity related to an input or 2) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2021					Total gains and (losses) in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2021
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	310	(123)	—	(12)	38	—	—	41	(16)	389
Non-asset backed loans	709	1,580	(1,409)	—	(85)	(1)	—	—	45	(81)	758
Asset backed securities	686	209	(370)	—	—	(69)	—	—	114	(116)	454
Equity cash products	214	45	(53)	—	4	23	—	—	80	(10)	303
Other	103	117	(2)	—	(61)	(3)	—	—	248	(25)	377
Trading portfolio assets	1,863	2,261	(1,957)	—	(154)	(12)	—	—	528	(248)	2,281

Non-asset backed loans	2,280	1,379	(306)	—	(248)	(59)	(174)	—	113	—	2,985
Equity cash products	320	3	(247)	—	—	—	7	—	1	—	84
Private equity investments	88	68	(7)	—	(8)	—	10	—	35	(38)	148
Other	1,704	11,253	(9,981)	—	(184)	2	21	—	48	(1)	2,862
Financial assets at fair value through the income statement	4,392	12,703	(10,541)	—	(440)	(57)	(136)	—	197	(39)	6,079

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	—
Asset backed securities	47	—	—	—	(7)	—	—	(2)	—	—	38
Financial assets at fair value through other comprehensive income	153	—	—	—	(7)	—	—	(2)	—	(106)	38

Investment property	10	—	(2)	—	—	—	(1)	—	—	—	7

Trading portfolio liabilities	(28)	(5)	23	—	—	(6)	—	—	(12)	1	(27)

Financial liabilities designated at fair value	(341)	(4)	—	(101)	66	21	—	—	(68)	23	(404)

Interest rate derivatives	(2)	20	—	—	105	(255)	—	—	90	(218)	(260)
Foreign exchange derivatives	1	—	—	—	40	(2)	—	—	10	(47)	2
Credit derivatives	(155)	(239)	9	—	(45)	34	—	—	10	—	(386)
Equity derivatives	(1,615)	90	(1)	—	(15)	(3)	—	—	(3)	142	(1,405)
Net derivative financial instruments[a]	(1,771)	(129)	8	—	85	(226)	—	—	107	(123)	(2,049)

Total	4,278	14,826	(12,469)	(101)	(450)	(280)	(137)	(2)	752	(492)	5,925

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2020					Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2020
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	120	77	(6)	—	—	(35)	—	—	12	(17)	151
Non-asset backed loans	974	1,955	(2,182)	—	(12)	(10)	—	—	39	(55)	709
Asset backed securities	656	458	(428)	—	(40)	(25)	—	—	99	(34)	686
Equity cash products	392	5	(149)	—	—	(41)	—	—	11	(4)	214
Other	122	—	—	—	—	(21)	—	—	2	—	103
Trading portfolio assets	2,264	2,495	(2,765)	—	(52)	(132)	—	—	163	(110)	1,863

Non-asset backed loans	1,964	1,102	(283)	—	(293)	142	—	—	—	(352)	2,280
Equity cash products	835	9	(404)	—	—	(93)	(36)	—	9	—	320
Private equity investments	113	2	(20)	—	(1)	—	(9)	—	15	(12)	88
Other	1,250	3,716	(3,606)	—	(26)	32	(48)	—	386	—	1,704
Financial assets at fair value through the income statement	4,162	4,829	(4,313)	—	(320)	81	(93)	—	410	(364)	4,392

Non-asset backed loans	343	—	—	—	(237)	—	—	—	—	—	106
Asset backed securities	86	—	(35)	—	—	—	—	(4)	—	—	47
Financial assets at fair value through other comprehensive income	429	—	(35)	—	(237)	—	—	(4)	—	—	153

Investment property	13	—	(2)	—	—	—	(1)	—	—	—	10

Trading portfolio liabilities	—	(27)	—	—	—	(1)	—	—	—	—	(28)

Financial liabilities designated at fair value	(343)	—	1	(21)	1	21	—	—	(38)	38	(341)

Interest rate derivatives	(206)	17	(12)	—	85	109	—	—	(18)	23	(2)
Foreign exchange derivatives	(7)	—	—	—	21	(16)	—	—	(19)	22	1
Credit derivatives	198	(125)	24	—	(371)	24	—	—	(21)	116	(155)
Equity derivatives	(820)	(699)	(43)	—	105	(101)	—	—	(13)	(44)	(1,615)
Net derivative financial instruments[a]	(835)	(807)	(31)	—	(160)	16	—	—	(71)	117	(1,771)

Total	5,690	6,490	(7,145)	(21)	(768)	(15)	(94)	(4)	464	(319)	4,278
Note
aThe derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £4,010m (2020: £4,468m) and derivative financial liabilities are £6,059m (2020: £6,239m).

Analysis of movements in Level 3 liabilities
The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 Assets and liabilities held at fair value by product type
	2021		2020
	Assets	Liabilities	Assets	Liabilities
Barclays Bank Group	£m	£m	£m	£m
Interest rate derivatives	1,091	(1,351)	1,613	(1,615)
Foreign exchange derivatives	376	(374)	144	(143)
Credit derivatives	323	(709)	196	(351)
Equity derivatives	2,220	(3,625)	2,497	(4,112)
Corporate debt	1,205	(21)	698	(3)
Reverse repurchase and repurchase agreements	13	(172)	—	(174)
Non-asset backed loans	3,743	—	3,093	—
Asset backed securities	558	—	767	(24)
Equity cash products	393	—	542	—
Private equity investments	148	—	84	—
Other[a]	2,345	(238)	1,252	(186)
Total	12,415	(6,490)	10,886	(6,608)
Note
aOther includes commercial real estate loans, asset backed loans, funds and fund-linked products, issued debt, government sponsored debt, commodity derivatives and investment property.
The following table summarises the movements in the Level 3 balances during the year. Transfers have been reflected as if they had taken place at the beginning of the year.
Assets and liabilities included in disposal groups classified as held for sale and measured at fair value less cost to sell are not included as these are measured at fair value on a non-recurring basis.
Asset and liability transfers between Level 2 and Level 3 are primarily due to 1) an increase or decrease in observable market activity related to an input or 2) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2021					Total gains and (losses) in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2021
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	310	(123)	—	(12)	38	—	—	41	(16)	389
Non-asset backed loans	709	1,580	(1,409)	—	(85)	(1)	—	—	45	(81)	758
Asset backed securities	686	209	(370)	—	—	(69)	—	—	114	(116)	454
Equity cash products	214	45	(53)	—	4	23	—	—	80	(10)	303
Other	103	117	(2)	—	(61)	(3)	—	—	248	(25)	377
Trading portfolio assets	1,863	2,261	(1,957)	—	(154)	(12)	—	—	528	(248)	2,281

Non-asset backed loans	2,280	1,379	(306)	—	(248)	(59)	(174)	—	113	—	2,985
Equity cash products	320	3	(247)	—	—	—	7	—	1	—	84
Private equity investments	88	68	(7)	—	(8)	—	10	—	35	(38)	148
Other	1,704	11,253	(9,981)	—	(184)	2	21	—	48	(1)	2,862
Financial assets at fair value through the income statement	4,392	12,703	(10,541)	—	(440)	(57)	(136)	—	197	(39)	6,079

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	—
Asset backed securities	47	—	—	—	(7)	—	—	(2)	—	—	38
Financial assets at fair value through other comprehensive income	153	—	—	—	(7)	—	—	(2)	—	(106)	38

Investment property	10	—	(2)	—	—	—	(1)	—	—	—	7

Trading portfolio liabilities	(28)	(5)	23	—	—	(6)	—	—	(12)	1	(27)

Financial liabilities designated at fair value	(341)	(4)	—	(101)	66	21	—	—	(68)	23	(404)

Interest rate derivatives	(2)	20	—	—	105	(255)	—	—	90	(218)	(260)
Foreign exchange derivatives	1	—	—	—	40	(2)	—	—	10	(47)	2
Credit derivatives	(155)	(239)	9	—	(45)	34	—	—	10	—	(386)
Equity derivatives	(1,615)	90	(1)	—	(15)	(3)	—	—	(3)	142	(1,405)
Net derivative financial instruments[a]	(1,771)	(129)	8	—	85	(226)	—	—	107	(123)	(2,049)

Total	4,278	14,826	(12,469)	(101)	(450)	(280)	(137)	(2)	752	(492)	5,925

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2020					Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2020
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	120	77	(6)	—	—	(35)	—	—	12	(17)	151
Non-asset backed loans	974	1,955	(2,182)	—	(12)	(10)	—	—	39	(55)	709
Asset backed securities	656	458	(428)	—	(40)	(25)	—	—	99	(34)	686
Equity cash products	392	5	(149)	—	—	(41)	—	—	11	(4)	214
Other	122	—	—	—	—	(21)	—	—	2	—	103
Trading portfolio assets	2,264	2,495	(2,765)	—	(52)	(132)	—	—	163	(110)	1,863

Non-asset backed loans	1,964	1,102	(283)	—	(293)	142	—	—	—	(352)	2,280
Equity cash products	835	9	(404)	—	—	(93)	(36)	—	9	—	320
Private equity investments	113	2	(20)	—	(1)	—	(9)	—	15	(12)	88
Other	1,250	3,716	(3,606)	—	(26)	32	(48)	—	386	—	1,704
Financial assets at fair value through the income statement	4,162	4,829	(4,313)	—	(320)	81	(93)	—	410	(364)	4,392

Non-asset backed loans	343	—	—	—	(237)	—	—	—	—	—	106
Asset backed securities	86	—	(35)	—	—	—	—	(4)	—	—	47
Financial assets at fair value through other comprehensive income	429	—	(35)	—	(237)	—	—	(4)	—	—	153

Investment property	13	—	(2)	—	—	—	(1)	—	—	—	10

Trading portfolio liabilities	—	(27)	—	—	—	(1)	—	—	—	—	(28)

Financial liabilities designated at fair value	(343)	—	1	(21)	1	21	—	—	(38)	38	(341)

Interest rate derivatives	(206)	17	(12)	—	85	109	—	—	(18)	23	(2)
Foreign exchange derivatives	(7)	—	—	—	21	(16)	—	—	(19)	22	1
Credit derivatives	198	(125)	24	—	(371)	24	—	—	(21)	116	(155)
Equity derivatives	(820)	(699)	(43)	—	105	(101)	—	—	(13)	(44)	(1,615)
Net derivative financial instruments[a]	(835)	(807)	(31)	—	(160)	16	—	—	(71)	117	(1,771)

Total	5,690	6,490	(7,145)	(21)	(768)	(15)	(94)	(4)	464	(319)	4,278
Note
aThe derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £4,010m (2020: £4,468m) and derivative financial liabilities are £6,059m (2020: £6,239m).

Unrealised gains and losses on Level 3 financial assets and liabilities
The following tables disclose the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end
	2021				2020
	Income statement		Other compre- hensive income		Income statement		Other compre- hensive income
Barclays Bank Group	Trading income	Other income		Total	Trading income	Other income		Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(67)	—	—	(67)	(114)	—	—	(114)
Financial assets at fair value through the income statement	(53)	22	—	(31)	115	(89)	—	26
Fair value through other comprehensive income	—	—	—	—	—	—	(1)	(1)
Investment property	—	—	—	—	—	(1)	—	(1)
Trading portfolio liabilities	(5)	—	—	(5)	—	—	—	—
Financial liabilities designated at fair value	16	(1)	—	15	20	(1)	—	19
Net derivative financial instruments	(196)	—	—	(196)	(91)	—	—	(91)
Total	(305)	21	—	(284)	(70)	(91)	(1)	(162)

Significant unobservable inputs, assets
The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[a]	Significant unobservable inputs	2021		2020
			Range		Range
Barclays Bank Group			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	—	3	1	3%
		Credit spread	9	1,848	17	1,831	bps
	Correlation Model	Inflation forwards	(20)	(13)	(20)	(13)%
	Comparable pricing	Price	—	38	—	84	points
	Option model	Inflation volatility	31	130	31	227	bps vol
		Interest rate volatility	5	600	6	489	bps vol
		FX - IR correlation	(20)	78	(30)	78%
		IR - IR correlation	(100)	99	(20)	99%
Credit derivatives	Discounted cash flows	Credit spread	2	2,925	5	480	bps
	Comparable pricing	Price	—	—	—	100	points
Equity derivatives	Option model	Equity volatility	2	108	1	110%
		Equity - equity correlation	10	100	(45)	100%
	Discounted cash flow	Discounted margin	(129)	93	(225)	3,000	bps
Foreign exchange derivatives	Option Model	Option Volatility	—	100	—	30	points
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	31	811	32	477	bps
		Credit spread	200	300	200	300	bps
		Price	—	112	—	104	points
		Yield	3	10	5	8%
	Comparable pricing	Price	—	145	—	137	points
Asset backed securities	Comparable pricing	Price	—	120	—	112	points
Corporate debt	Comparable pricing	Price	—	284	—	127	points
	Discounted cash flows	Loan spread	229	854	—	—	bps
		Price	—	100	—	104	points
Commercial Real Estate loans	Discounted cash flows	Credit spread	68	543	146	483	bps
Equity cash products	Discounted cash flows	Discount margin	26	34	49	49	bps
Notes
aA range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
bThe units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
cCertain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 32bps- 1,848bps (2020: 17bps-1,831bps).

Significant unobservable inputs, liabilities
The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[a]	Significant unobservable inputs	2021		2020
			Range		Range
Barclays Bank Group			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	—	3	1	3%
		Credit spread	9	1,848	17	1,831	bps
	Correlation Model	Inflation forwards	(20)	(13)	(20)	(13)%
	Comparable pricing	Price	—	38	—	84	points
	Option model	Inflation volatility	31	130	31	227	bps vol
		Interest rate volatility	5	600	6	489	bps vol
		FX - IR correlation	(20)	78	(30)	78%
		IR - IR correlation	(100)	99	(20)	99%
Credit derivatives	Discounted cash flows	Credit spread	2	2,925	5	480	bps
	Comparable pricing	Price	—	—	—	100	points
Equity derivatives	Option model	Equity volatility	2	108	1	110%
		Equity - equity correlation	10	100	(45)	100%
	Discounted cash flow	Discounted margin	(129)	93	(225)	3,000	bps
Foreign exchange derivatives	Option Model	Option Volatility	—	100	—	30	points
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	31	811	32	477	bps
		Credit spread	200	300	200	300	bps
		Price	—	112	—	104	points
		Yield	3	10	5	8%
	Comparable pricing	Price	—	145	—	137	points
Asset backed securities	Comparable pricing	Price	—	120	—	112	points
Corporate debt	Comparable pricing	Price	—	284	—	127	points
	Discounted cash flows	Loan spread	229	854	—	—	bps
		Price	—	100	—	104	points
Commercial Real Estate loans	Discounted cash flows	Credit spread	68	543	146	483	bps
Equity cash products	Discounted cash flows	Discount margin	26	34	49	49	bps
Notes
aA range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
bThe units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
cCertain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 32bps- 1,848bps (2020: 17bps-1,831bps).

Sensitivity analysis of valuations using unobservable inputs, assets
In general, a significant increase in loan spreads in isolation will result in a fair value decrease for a loan.

Sensitivity analysis of valuations using unobservable inputs
	2021				2020
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes

	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	51	—	(79)	—	82	—	(123)	—
Foreign exchange derivatives	20	—	(28)	—	6	—	(11)	—
Credit derivatives	112	—	(103)	—	55	—	(44)	—
Equity derivatives	181	—	(190)	—	174	—	(179)	—
Corporate debt	38	—	(28)	—	16	—	(14)	—
Non asset backed loans	99	—	(150)	—	104	3	(190)	(3)
Equity cash products	25	—	(42)	—	158	—	(141)	—
Private equity investments	10	—	(11)	—	15	—	(15)	—
Other[a]	19	—	(20)	—	23	—	(23)	—
Total	555	—	(651)	—	633	3	(740)	(3)
Note
aOther includes commercial real estate loans, asset backed loans, funds and fund-linked products, issued debt, government sponsored debt, commodity derivatives and investment property.

Sensitivity analysis of valuations using unobservable inputs, liabilities
In general, a significant increase in loan spreads in isolation will result in a fair value decrease for a loan.

Sensitivity analysis of valuations using unobservable inputs
	2021				2020
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes

	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	51	—	(79)	—	82	—	(123)	—
Foreign exchange derivatives	20	—	(28)	—	6	—	(11)	—
Credit derivatives	112	—	(103)	—	55	—	(44)	—
Equity derivatives	181	—	(190)	—	174	—	(179)	—
Corporate debt	38	—	(28)	—	16	—	(14)	—
Non asset backed loans	99	—	(150)	—	104	3	(190)	(3)
Equity cash products	25	—	(42)	—	158	—	(141)	—
Private equity investments	10	—	(11)	—	15	—	(15)	—
Other[a]	19	—	(20)	—	23	—	(23)	—
Total	555	—	(651)	—	633	3	(740)	(3)
Note
aOther includes commercial real estate loans, asset backed loans, funds and fund-linked products, issued debt, government sponsored debt, commodity derivatives and investment property.

Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	2021	2020
Barclays Bank Group	£m	£m
Exit price adjustments derived from market bid-offer spreads	(498)	(483)
Uncollateralised derivative funding	(127)	(115)
Derivative credit valuation adjustments	(212)	(268)
Derivative debit valuation adjustments	91	113

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following tables summarises the fair value of financial assets and liabilities measured at amortised cost on Barclays Bank Group’s and Barclays Bank PLC's balance sheet:

Barclays Bank Group	2021					2020

	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Loans and advances at amortised cost	145,259	145,665	15,406	63,948	66,311	134,267	134,537	8,824	65,267	60,446
Reverse repurchase agreements and other similar secured lending	3,177	3,177	—	3,177	—	8,981	8,981	—	8,981	—

Financial liabilities
Deposits at amortised cost	(262,828)	(262,843)	(180,829)	(82,014)	—	(244,696)	(244,738)	(165,909)	(78,769)	(60)
Repurchase agreements and other similar secured borrowing	(12,769)	(12,776)	—	(12,776)	—	(10,443)	(10,443)	—	(10,443)	—
Debt securities in issue	(48,388)	(48,350)	—	(46,201)	(2,149)	(29,423)	(29,486)	—	(27,630)	(1,856)
Subordinated liabilities	(32,185)	(33,598)	—	(33,598)	—	(32,005)	(33,356)	—	(33,356)	—